Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 560,702	$ 442,117	$ 445,645	$ 428,430	$ 455,595	$ 284,360	$ 273,500	$ 240,592	$ 1,876,894	$ 1,254,047	$ 974,345
(Loss) income from operations	$ 31,925	$ 14,375	$ (63,770)	$ (69,510)	(9,621)	(12,664)	14,246	(28,308)	(86,980)	(36,347)	(82,486)
Net (loss) income attributable to ordinary shares					$ (13,725)	$ (181,986)	$ (25,281)	$ (129,633)	$ (270,448)	$ (350,625)	$ (258,633)
Earnings per share:
Basic (usd per share)	$ (0.20)	$ 0.01	$ (0.22)	$ (0.09)	$ (0.02)	$ (0.47)	$ (0.07)	$ (0.38)	$ (0.49)	$ (0.82)	$ (0.94)
Diluted (usd per share)	$ (0.20)	$ (0.12)	$ (0.22)	$ (0.17)	$ (0.05)	$ (0.47)	$ (0.07)	$ (0.38)	$ (0.61)	$ (0.82)	$ (0.94)
Net loss attributable to ordinary shares	$ (130,431)	$ 5,993	$ (131,567)	$ (55,951)					$ (311,956)	$ (350,625)	$ (258,633)
Change in fair value of private placement warrants	0	(83,013)	0	(51,215)					(81,320)	0	0
Net Income (Loss) Available to Common Stockholders, Diluted	$ (130,431)	$ (77,020)	$ (131,567)	$ (107,166)					$ (393,276)	$ (350,625)	$ (258,633)
Basic weighted-average number of ordinary shares outstanding (in shares)	654,886,227	634,508,967	611,093,882	602,272,375					630,976,906	427,023,558	273,883,342
Weighted Average Number Diluted Shares Outstanding Adjustment	0	9,393,810	0	10,326,289					9,797,194	0	0
Diluted weighted-average number of ordinary shares outstanding (in shares)	654,886,227	643,902,777	611,093,882	612,598,664					640,774,100	427,023,558	273,883,342